COSTS AND EXPENSES BY NATURE - Schedule of finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Bank loan interests	$ (400,052)	$ (714,310)	$ (580,193)
Financial leases	(58,011)	(45,384)	(46,679)
Lease liabilities	(224,824)	(152,132)	(121,147)
Other financial instruments	(15,344)	(30,577)	(57,525)
Total	$ (698,231)	$ (942,403)	$ (805,544)